4. Intangible Assets (Details 1) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Goodwill and Intangible Assets Disclosure [Abstract]
2016	$ 6,889
2017	6,919
2018	6,919
2019	6,919
2020	6,938
2021 and Thereafter	48,590
Total	$ 83,174	$ 46,419